Financial Instruments - Summary of Trade Receivables Ageing Schedule (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 3,083	$ 2,724
Less: Allowance for credit loss	88	85
Total Trade receivables	2,995	2,639
Not Due
Disclosure Of Financial Instruments [Line Items]
Trade receivables	2,295	2,147
Less Than 6 Months
Disclosure Of Financial Instruments [Line Items]
Trade receivables	734	542
6 Months to 1 Year
Disclosure Of Financial Instruments [Line Items]
Trade receivables	31	18
1-2 Years
Disclosure Of Financial Instruments [Line Items]
Trade receivables	10	10
2 - 3 Year
Disclosure Of Financial Instruments [Line Items]
Trade receivables	9	2
More Than 3 Years
Disclosure Of Financial Instruments [Line Items]
Trade receivables	$ 4	$ 5